Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Operating segment data
Aeronautical revenues	$ 147,803	$ 2,942,558	$ 5,752,662	$ 5,140,052
Non-aeronautical revenues	58,820	1,171,039	1,819,605	1,625,497
Construction services revenues	62,981	1,253,869	954,834	1,141,505
Depreciation and amortization	21,867	435,344	415,252	351,745
Operating income	86,466	1,721,468	4,855,306	4,132,536
Assets per segment	913,750		17,276,961	15,590,484	$ 18,191,580
Liabilities per segment	369,955		7,389,466	7,078,557	7,365,333
Capital investments			1,048,925	1,314,363	1,401,483
Investment in airport concessions	$ 513,828		9,267,111	8,566,656	10,229,656
Operating segments
Operating segment data
Aeronautical revenues		2,966,362	5,769,565	5,156,278
Non-aeronautical revenues		3,665,473	7,220,120	5,837,172
Construction services revenues		1,280,339	1,001,356	1,187,327
Depreciation and amortization		443,927	415,252	351,745
Operating income		2,485,163	6,037,186	5,786,625
Assets per segment			32,994,471	29,841,460	35,263,499
Liabilities per segment			10,516,331	9,260,713	11,087,689
Capital investments			1,095,447	1,360,185	1,430,117
Investment in airport concessions			9,369,514	8,620,671	10,356,661
Operating segments | Monterrey
Operating segment data
Aeronautical revenues		1,278,255	2,641,052	2,447,993
Non-aeronautical revenues		479,322	726,685	649,393
Construction services revenues		802,470	323,035	232,698
Depreciation and amortization		122,507	111,020	103,454
Operating income		445,952	473,615	815,055
Assets per segment			5,715,147	5,350,950	6,479,365
Liabilities per segment			941,349	742,350	1,367,347
Capital investments			331,393	282,514	823,103
Investment in airport concessions			3,168,968	2,935,333	3,870,329
Operating segments | Acapulco
Operating segment data
Aeronautical revenues		117,218	227,954	182,663
Non-aeronautical revenues		27,159	40,241	34,279
Construction services revenues		29,409	63,102	279,099
Depreciation and amortization		44,780	43,286	33,125
Operating income		21,587	53,812	43,460
Assets per segment			1,419,091	1,415,909	1,414,504
Liabilities per segment			452,731	467,444	449,606
Capital investments			63,333	279,099	29,561
Investment in airport concessions			1,269,386	1,246,261	1,257,321
Operating segments | Mazatlan
Operating segment data
Aeronautical revenues		211,184	321,313	276,126
Non-aeronautical revenues		37,431	52,857	46,754
Construction services revenues		24,704	34,573	31,308
Depreciation and amortization		18,699	17,514	16,594
Operating income		63,103	52,626	81,654
Assets per segment			1,261,473	1,256,447	1,358,969
Liabilities per segment			153,667	164,075	162,731
Capital investments			34,573	31,306	24,747
Investment in airport concessions			541,430	523,655	548,185
Operating segments | Zihuatanejo
Operating segment data
Aeronautical revenues		98,645	191,512	167,578
Non-aeronautical revenues		18,360	25,596	22,934
Construction services revenues		45,984	22,876	13,534
Depreciation and amortization		19,091	18,660	18,266
Operating income		12,961	43,614	43,595
Assets per segment			605,929	617,071	623,522
Liabilities per segment			122,048	117,245	130,925
Capital investments			22,876	13,587	45,984
Investment in airport concessions			524,549	518,134	553,611
Operating segments | Chihuahua
Operating segment data
Aeronautical revenues		215,728	411,393	364,755
Non-aeronautical revenues		46,049	67,021	56,128
Construction services revenues		30,679	124,701	141,546
Depreciation and amortization		25,274	17,974	13,462
Operating income		50,038	67,379	103,980
Assets per segment			888,950	874,960	942,529
Liabilities per segment			157,533	170,457	172,428
Capital investments			135,394	141,908	32,225
Investment in airport concessions			699,711	590,944	707,619
Operating segments | Culiacan
Operating segment data
Aeronautical revenues		359,562	617,979	539,540
Non-aeronautical revenues		51,732	66,286	57,313
Construction services revenues		68,142	68,960	33,888
Depreciation and amortization		20,887	18,658	17,408
Operating income		92,341	96,278	145,767
Assets per segment			1,021,410	978,514	1,176,640
Liabilities per segment			140,294	153,687	208,282
Capital investments			69,834	34,035	68,142
Investment in airport concessions			579,084	526,881	628,208
Operating segments | Durango
Operating segment data
Aeronautical revenues		79,515	150,130	112,310
Non-aeronautical revenues		11,083	13,433	10,822
Construction services revenues		50,203	36,677	13,788
Depreciation and amortization		8,259	7,537	6,558
Operating income		10,220	23,014	29,339
Assets per segment			329,251	294,355	361,233
Liabilities per segment			104,720	76,831	130,170
Capital investments			36,677	13,788	50,534
Investment in airport concessions			210,111	179,567	253,402
Operating segments | San Luis Potosi
Operating segment data
Aeronautical revenues		108,045	174,340	167,030
Non-aeronautical revenues		28,508	35,631	30,275
Construction services revenues		58,189	110,743	231,726
Depreciation and amortization		21,569	12,857	8,711
Operating income		34,648	27,938	39,665
Assets per segment			736,196	635,811	764,159
Liabilities per segment			470,919	385,551	507,738
Capital investments			110,743	231,726	58,189
Investment in airport concessions			639,981	540,721	677,976
Operating segments | Tampico
Operating segment data
Aeronautical revenues		74,330	197,160	190,502
Non-aeronautical revenues		17,414	28,057	26,891
Construction services revenues		67,530	61,823	26,169
Depreciation and amortization		9,920	9,218	8,604
Operating income		10,157	31,808	47,618
Assets per segment			424,573	333,070	459,542
Liabilities per segment			143,603	75,739	173,952
Capital investments			61,823	26,169	67,530
Investment in airport concessions			326,939	273,340	385,514
Operating segments | Torreon
Operating segment data
Aeronautical revenues		94,892	201,446	184,396
Non-aeronautical revenues		17,425	23,683	22,655
Construction services revenues		12,233	18,343	19,990
Depreciation and amortization		10,605	9,883	9,426
Operating income		23,661	31,658	48,883
Assets per segment			394,575	352,659	427,761
Liabilities per segment			129,541	111,946	145,686
Capital investments			18,639	19,990	12,233
Investment in airport concessions			285,823	276,164	288,688
Operating segments | Zacatecas
Operating segment data
Aeronautical revenues		71,292	141,500	105,626
Non-aeronautical revenues		10,512	13,945	11,935
Construction services revenues		7,480	6,842	9,655
Depreciation and amortization		8,024	7,813	7,460
Operating income		20,756	31,135	27,667
Assets per segment			276,150	261,320	278,600
Liabilities per segment			113,357	86,236	104,243
Capital investments			6,842	9,656	7,480
Investment in airport concessions			212,224	212,093	212,775
Operating segments | Ciudad Juarez
Operating segment data
Aeronautical revenues		199,685	380,271	310,892
Non-aeronautical revenues		37,736	55,990	45,287
Construction services revenues		27,949	17,650	9,096
Depreciation and amortization		12,717	11,799	11,631
Operating income		60,241	61,374	89,551
Assets per segment			602,764	496,472	685,696
Liabilities per segment			211,678	153,823	251,677
Capital investments			31,452	9,096	32,311
Investment in airport concessions			362,169	353,807	376,574
Operating segments | Reynosa
Operating segment data
Aeronautical revenues		58,010	113,515	106,867
Non-aeronautical revenues		11,500	18,240	14,810
Construction services revenues		55,366	112,031	144,830
Depreciation and amortization		9,553	8,189	7,909
Operating income		9,171	26,375	30,104
Assets per segment			676,207	567,054	724,866
Liabilities per segment			400,642	309,368	445,447
Capital investments			113,242	153,562	55,366
Investment in airport concessions			549,139	443,771	596,461
Operating segments | NH T2 Hotel
Operating segment data
Non-aeronautical revenues		110,299	255,393	246,065
Depreciation and amortization		40,301	39,546	22,969
Operating income		(8,609)	77,325	67,250
Assets per segment			518,590	308,727	498,674
Liabilities per segment			201,012	29,626	201,062
Capital investments			9,190	5,772	187
Operating segments | Hilton Garden Inn
Operating segment data
Non-aeronautical revenues		32,614	103,474	100,051
Depreciation and amortization		11,430	11,382	10,840
Operating income		(6,918)	32,345	28,973
Assets per segment			301,362	248,633	297,470
Liabilities per segment			34,001	7,260	31,397
Capital investments			82	5,208	3,628
Operating segments | VYNMSA
Operating segment data
Non-aeronautical revenues		56,454	41,981	28,190
Depreciation and amortization		23,621	19,548	14,260
Operating income		24,082	15,622	8,276
Assets per segment			390,478	344,931	494,223
Liabilities per segment			185,094	139,277	277,183
Capital investments			46,160	97,153	107,952
Operating segments | Other
Operating segment data
Non-aeronautical revenues		2,671,873	5,651,607	4,433,390
Depreciation and amortization		36,688	50,368	41,068
Operating income		1,621,773	4,891,268	4,135,788
Assets per segment			17,432,325	15,504,577	18,275,746
Liabilities per segment			6,554,142	6,069,798	6,327,815
Capital investments			3,194	5,616	10,945
Eliminations
Operating segment data
Aeronautical revenues		(23,804)	(16,903)	(16,226)
Non-aeronautical revenues		(2,494,434)	(5,400,515)	(4,211,675)
Construction services revenues		(26,470)	(46,522)	(45,822)
Depreciation and amortization		(8,583)
Operating income		$ (763,696)	(1,181,880)	(1,654,089)
Assets per segment			(15,717,510)	(14,250,976)	(17,071,919)
Liabilities per segment			(3,126,865)	(2,182,156)	(3,722,356)
Capital investments			(46,522)	(45,822)	(28,634)
Investment in airport concessions			$ (102,403)	$ (54,015)	$ (127,006)